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[SEI Investments Logo Omitted]



                             Semi-Annual Report as of March 31, 2003 (Unaudited)



                                           SEI Institutional International Trust



                                                       International Equity Fund

                                                    Emerging Markets Equity Fund

                                                 International Fixed Income Fund

                                                      Emerging Markets Debt Fund

TABLE OF CONTENTS



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Schedules of Investments                                                      1
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         15
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Statements of Operations                                                     16
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Statements of Changes in Net Assets                                          17
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Financial Highlights                                                         19
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Notes to Financial Statements                                                20
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

SCHEDULE OF INVESTMENTS (Unaudited)


International Equity Fund
March 31, 2003
--------------------------------------------------------------------------------
                                                                   Market Value
Description                              Shares                   ($ Thousands)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- 97.6%
AUSTRALIA -- 3.2%
   Alumina                              407,100                      $    1,006
   Australia & New Zealand
     Banking Group                      317,976                           3,445
   Baycorp Advantage                    190,593                             134
   BHP Billiton                       1,923,088                          10,784
   Billabong International              317,000                             960
   Brambles Industries                   82,500                             227
   Computershare                        226,464                             201
   Corporate Express Australia          695,000                           1,684
   CSL                                   71,686                             677
   Foster's Group (A)                   924,425                           2,475
   Macquarie Infrastructure
     Group                            1,231,747                           2,337
   MIM Holdings                       2,306,622                           2,091
   National Australia Bank (A)          313,395                           6,051
   Newcrest Mining                      178,239                             685
   News (A)                             237,244                           1,544
   Patrick                              154,705                           1,118
   Qantas Airways                       898,489                           1,613
   QBE Insurance Group (A)              749,109                           3,798
   Resmed*                              195,500                             616
   Rio Tinto                             48,500                             909
   Santos                               292,002                           1,034
   Suncorp-Metway                       413,000                           2,538
   TABCORP Holdings                     150,542                             910
   Telstra                            2,428,373                           5,973
   Westpac Banking                      155,990                           1,422
   WMC Resources*                       407,100                             900
   Woolworths                           478,243                           3,534
                                                                     ----------
                                                                         58,666
                                                                     ----------
BRAZIL -- 0.1%
   Cia Vale do Rio Doce ADR (A)          43,000                           1,159
                                                                     ----------

CANADA -- 0.6%
   Abitibi-Consolidated (A)             185,600                           1,293
   Alcan                                 30,600                             856
   BCE (A)                              158,300                           2,906
   Suncor Energy                         71,500                           1,245
   TELUS                                 76,000                             808
   Thomson (A)                          170,800                           4,444
                                                                     ----------

                                                                         11,552
                                                                     ----------

CHINA -- 0.1%
   Aluminum Corp of China             4,170,000                             749
   Jiangxi Copper                     2,000,000                             274
                                                                     ----------
                                                                          1,023
                                                                     ----------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                              Shares                   ($ Thousands)
--------------------------------------------------------------------------------
DENMARK -- 0.2%
   Danisco A/S                          109,385                      $    3,544
   Novo-Nordisk A/S (A)                  17,000                             561
                                                                     ----------

                                                                          4,105
                                                                     ----------

FINLAND -- 1.4%
   Nokia OYJ (A)                      1,696,000                          23,430
   UPM-Kymmene OYJ (A)                  105,600                           1,365
                                                                     ----------

                                                                         24,795
                                                                     ----------

FRANCE -- 10.7%
   Accor                                215,139                           5,944
   Air Liquide                           19,987                           2,650
   Aventis                              486,717                          21,366
   BNP Paribas                          478,713                          19,171
   Bouygues                             185,360                           3,730
   Carrefour                            586,353                          22,208
   Cie de Saint-Gobain                  231,087                           6,387
   Cie Generale D'Optique
     Essilor International               35,200                           1,367
   France Telecom (A)                   233,483                           4,762
   Groupe Danone                         96,436                          12,175
   L'Oreal                               62,399                           3,779
   Pechiney                              27,100                             661
   Pernod-Ricard                        133,585                          11,385
   Pinault-Printemps-Redoute             84,943                           4,369
   Renault                               75,100                           2,485
   Sanofi-Synthelabo                    296,472                          14,917
   Schneider Electric                    60,700                           2,842
   Societe Generale                      79,965                           4,129
   Societe Television Francaise 1        19,193                             437
   Total Fina Elf                       313,473                          39,679
   Valeo                                336,904                           7,430
   Vivendi Universal (A)                256,400                           3,408
                                                                     ----------
                                                                        195,281
                                                                     ----------
GERMANY -- 2.9%
   Aixtron (A)                           34,800                              92
   Allianz (A)                           12,000                             594
   DaimlerChrysler (A)                   50,700                           1,482
   Deutsche Bank                        268,254                          11,270
   Deutsche Telekom (A)                 446,660                           4,928
   E.ON                                  93,500                           3,855
   Epcos*                                29,100                             345
   Infineon Technologies*                63,486                             430
   Muenchener
     Rueckversicherungs (A)              36,713                           2,103
   RWE                                   28,715                             642
   SAP (A)                                7,700                             584
   Siemens (A)                          452,625                          18,670

--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2003    1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2003
--------------------------------------------------------------------------------
                                                                   Market Value
Description                              Shares                   ($ Thousands)
--------------------------------------------------------------------------------

   ThyssenKrupp (A)                      31,400                      $      252
   TUI                                   34,000                             324
   Volkswagen (A)                       231,412                           7,373
                                                                     ----------
                                                                         52,944
                                                                     ----------
HONG KONG -- 1.8%
   Brilliance China Automotive
   Holdings                           4,600,000                           1,115
   Cathay Pacific Airways               745,000                             907
   Cheung Kong Holdings                 425,000                           2,354
   China Insurance
     International Holdings           1,600,000                             820
   China Mobile (A)                   2,667,000                           5,283
   Cosco Pacific                      1,050,000                             929
   Esprit Holdings                      240,000                             454
   Fountain SET Holdings              2,000,000                           1,385
   Hang Lung Properties (A)           1,100,000                           1,044
   Hang Seng Bank                       273,200                           2,785
   Hengan International Group         1,950,000                             644
   Hong Kong & China Gas                520,570                             641
   Hong Kong Electric Holdings          265,000                           1,057
   Hongkong Land Holdings             1,999,215                           2,199
   Hutchison Whampoa                    469,400                           2,558
   Johnson Electric Holdings          1,250,000                           1,370
   Li & Fung                          1,400,000                           1,472
   Sun Hung Kai Properties              735,800                           3,528
   Swire Pacific                        161,500                             640
   Techtronic Industries              1,810,000                           1,972
   Texwinca Holdings                     60,000                              44
                                                                     ----------
                                                                         33,201
                                                                     ----------
INDIA -- 0.0%
   Infosys Technologies                   9,914                             608
                                                                     ----------

IRELAND -- 0.5%
   Allied Irish Banks                    44,020                             608
   Bank of Ireland                      639,238                           6,773
   CRH                                  167,471                           2,394
                                                                     ----------
                                                                          9,775
                                                                     ----------
ITALY -- 3.1%
   Assicurazioni Generali (A)            33,000                             680
   Banca Intesa                       2,107,294                           4,691
   Enel (A)                           1,917,557                          10,943
   ENI-Ente Nazionale
     Idrocarburi (A)                  1,489,552                          19,895
   Mediaset                           1,135,354                           8,623
   Telecom Italia                     1,518,987                           6,398
   TIM                                1,576,077                           6,432
                                                                     ----------
                                                                         57,662
                                                                     ----------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                              Shares                   ($ Thousands)
--------------------------------------------------------------------------------
JAPAN -- 19.1%
   Acom                                  28,200                      $      737
   Aderans                               22,000                             436
   Advantest (A)                         35,500                           1,263
   Aeon                                 202,000                           4,046
   Aeon Credit Service                   28,500                             803
   Aiful                                 33,450                           1,100
   Aisin Seiki                           93,000                           1,243
   Amano                                101,000                             503
   Asahi Kasei (A)                      923,000                           2,405
   Asatsu-DK                             79,100                           1,319
   Asics*                               455,000                             587
   Bridgestone                          229,000                           2,690
   C&S                                   63,000                             800
   Canon (A)                            562,683                          19,645
   Capcom (A)                            65,000                             566
   Central Glass                        297,000                           1,260
   Central Japan Railway (A)                649                           3,880
   Chubu Electric Power                   8,000                             142
   Chugai Pharmaceutical (A)            109,800                           1,110
   Credit Saison (A)                    122,000                           2,104
   Dai Nippon Printing (A)              381,000                           3,644
   Daikin Industries                     60,000                             986
   Daito Trust Construction              76,200                           1,555
   Daiwa House Industry (A)             168,000                             968
   Daiwa Securities Group (A)         1,221,000                           5,015
   Denso                                199,100                           2,908
   Dentsu                                   325                             894
   East Japan Railway (A)                 1,207                           5,273
   Eisai                                 87,100                           1,605
   FamilyMart                            39,700                             696
   Fuji Heavy Industries (A)            262,000                             963
   Fuji Photo Film                      317,000                           9,731
   Fuji Soft ABC                         63,400                             638
   Fuji Television Network                1,072                           3,327
   Fujitsu (A)                        2,059,000                           5,556
   Funai Electric                        11,100                           1,213
   Goodwill Group                           206                             712
   Gunze                                211,000                             776
   Hirose Electric                       71,900                           4,717
   Hitachi                              452,000                           1,574
   Hitachi Metals                       345,000                             937
   Honda Motor (A)                      274,000                           9,127
   Hosiden                               94,200                             620
   Hoya                                  29,800                           1,797
   Ito-Yokado                           135,000                           3,643
   Japan Airlines System (A)*           261,000                             504
   Japan Telecom Holdings                   768                           2,079
   Japan Tobacco                            458                           2,731



--------------------------------------------------------------------------------
2    SEI Institutional International Trust / Semi-Annual Report / March 31, 2003

--------------------------------------------------------------------------------
                                                                   Market Value
Description                              Shares                   ($ Thousands)
--------------------------------------------------------------------------------
   JFE Holdings*                        111,800                      $    1,414
   JSR                                  116,000                           1,164
   Kamigumi                             227,000                           1,057
   Kaneka                               270,000                           1,268
   Kansai Electric Power                112,200                           1,696
   Kao (A)                               64,000                           1,293
   Keihin                               116,500                           1,100
   Keyence                                8,820                           1,364
   Konami                                57,000                             834
   Kyocera                               56,600                           2,807
   Lawson                               133,500                           3,850
   Mabuchi Motor                         33,900                           2,584
   Mandom (A)                            15,200                             281
   Marui                                103,000                             866
   Matsushita Electric Industrial       881,000                           7,526
   Millea Holdings*                       1,234                           7,659
   Mitsubishi (A)                        90,000                             556
   Mitsubishi Estate (A)                765,000                           4,709
   Mitsubishi Heavy
     Industries (A)                   1,279,000                           3,063
   Mitsubishi Motors (A)*               613,000                           1,411
   Mitsui (A)                           121,000                             586
   Mitsui Fudosan                       438,000                           2,512
   Mitsui Sumitomo Insurance            923,000                           3,954
   Mori Seiki (A)                        78,300                             377
   Murata Manufacturing                  27,400                           1,063
   Namco                                 50,200                             721
   NEC                                  394,000                           1,299
   Nikko Cordial                      1,407,000                           3,856
   Nikon (A)*                            99,000                             690
   Nintendo                              14,700                           1,190
   Nippon Broadcasting System            19,700                             454
   Nippon Comsys                         42,000                             129
   Nippon System Development            101,500                           1,103
   Nippon Telegraph & Telephone           3,287                          11,171
   Nippon Television Network              3,260                             336
   Nippon Unipac Holding                    442                           1,648
   Nissan Motor (A)                   2,143,300                          14,279
   Nissin Healthcare Food
     Service                             17,000                             280
   Nitto Denko                          103,600                           2,770
   NOK                                   30,000                             404
   Nomura Holdings                      236,000                           2,458
   NTT DoCoMo                             3,804                           7,090
   Obic                                   4,300                             627
   Olympus Optical                       50,000                             775
   ORIX (A)                              92,900                           4,779
   Osaka Gas (A)                        455,000                           1,201
   Pioneer                               97,000                           2,016
   Ricoh                                 70,000                           1,094
   Rohm                                 112,120                          12,150

--------------------------------------------------------------------------------
                                                                   Market Value
Description                              Shares                   ($ Thousands)
--------------------------------------------------------------------------------
   Sankyo                               545,100                      $    7,217
   Santen Pharmaceutical                 71,000                             689
   Sawai Pharmaceutical                  36,000                             715
   Secom                                125,500                           3,217
   Sekisui House (A)                    815,000                           5,808
   Shimachu                              42,000                             792
   Shimamura (A)                         12,700                             624
   Shin-Etsu Chemical                   180,400                           5,583
   Shionogi                             313,000                           4,239
   Shiseido (A)                         103,000                           1,009
   SMC                                   12,600                             986
   Sony (A)                             150,100                           5,316
   Sumitomo (A)                         303,000                           1,372
   Sumitomo Bakelite                     71,000                             250
   Sumitomo Electric
     Industries (A)                   1,000,000                           6,241
   Suzuki Motor                         250,000                           2,871
   Taisho Pharmaceutical                 34,000                             484
   Taiyo Yuden (A)                       35,000                             288
   Takeda Chemical
     Industries (A)                     177,200                           6,620
   Tanabe Seiyaku                        70,000                             543
   TDK (A)                               56,800                           2,170
   TIS                                   27,000                             362
   Tokyo Electric Power                 124,500                           2,378
   Tokyo Electron (A)                    99,200                           3,882
   Tokyo Gas (A)                      1,323,000                           4,106
   Tokyu (A)                            397,000                           1,172
   Toppan Forms                          78,400                             694
   Toppan Printing (A)                  694,398                           4,410
   Toray Industries (A)                 689,000                           1,528
   Toyo Seikan Kaisha                   300,000                           2,856
   Toyota Motor (A)                     352,800                           7,840
   Trend Micro (A)*                      92,000                           1,292
   Uni-Charm                             43,700                           1,717
   Watami Food Service                   51,700                             283
   Yahoo Japan*                              54                             444
   Yamada Denki                          39,900                             754
   Yamanouchi Pharmaceutical            316,500                           8,247
   Yamatake                             142,000                             711
   Yamato Transport (A)                 145,000                           1,635
   Zeon                                 100,000                             439
                                                                     ----------
                                                                        350,126
                                                                     ----------
LUXEMBOURG -- 0.0%
   SES GLOBAL FDR                        92,000                             452
                                                                     ----------
MEXICO -- 0.6%
   America Movil SA de CV ADR            91,400                           1,222
   Telefonos de Mexico
     SA de CV ADR                       299,406                           8,898
                                                                     ----------
                                                                         10,120
                                                                     ----------

--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2003    3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2003
--------------------------------------------------------------------------------
                                                                   Market Value
Description                              Shares                   ($ Thousands)
--------------------------------------------------------------------------------
NETHERLANDS -- 9.0%
   ABN Amro Holding (A)                 451,942                      $    6,608
   Aegon                                975,576                           7,324
   Akzo Nobel                           243,559                           4,842
   ASML Holding (A)*                    112,500                             731
   CSM (A)                              203,845                           4,073
   Fortis (A)                           499,065                           6,442
   Hagemeyer                             59,900                             227
   Heineken                             285,414                          10,586
   Heineken Holding                      89,250                           2,532
   ING Groep                          1,058,617                          12,233
   Koninklijke Philips
     Electronics                        347,527                           5,457
   Numico                                35,700                             225
   Reed Elsevier                      1,456,264                          14,667
   Royal Dutch Petroleum (A)            610,523                          24,856
   Royal Dutch Petroleum
     (NY Shares)                         21,200                             864
   Royal KPN*                         4,234,456                          27,169
   TPG                                  600,290                           9,144
   Unilever (A)                         250,108                          14,888
   VNU (A)                              404,244                          10,269
   Wolters Kluwer (A)                   128,805                           1,448
                                                                     ----------
                                                                        164,585
                                                                     ----------
NEW ZEALAND -- 0.3%
   Carter Holt Harvey                   362,798                             358
   Fisher & Paykel Appliances
     Holdings                            48,573                             254
   Fletcher Building                    430,653                             816
   Telecom                            1,174,444                           2,942
   Warehouse Group                      218,451                             676
                                                                     ----------
                                                                          5,046
                                                                     ----------
NORWAY -- 0.3%
   Norsk Hydro ASA (A)                   53,000                           2,001
   Norske Skogindustrier ASA (A)         34,600                             441
   Statoil ASA (A)                      367,100                           2,858
                                                                     ----------
                                                                          5,300
                                                                     ----------
PAPUA N. GUINEA -- 0.0%
   Lihir Gold*                          581,779                             475
                                                                     ----------
PORTUGAL -- 0.2%
   Electricidade de Portugal          1,394,673                           2,389
   Portugal Telecom SGPS                107,600                             746
                                                                     ----------
                                                                          3,135
                                                                     ----------
SINGAPORE -- 1.2%
   City Developments                    196,000                             393
   DBS Group Holdings                   192,649                           1,004

--------------------------------------------------------------------------------
                                                                   Market Value
Description                              Shares                   ($ Thousands)
--------------------------------------------------------------------------------
   DBS Group Holdings ADR*              381,000                      $    1,987
   Great Eastern Holdings               109,000                             562
   Neptune Orient Lines*              1,150,000                             684
   Singapore Airlines                   240,000                           1,190
   Singapore Press Holdings             228,000                           2,299
   Singapore Technologies
     Engineering                      1,305,000                           1,316
   Singapore
     Telecommunications (A)           6,236,000                           4,734
   United Overseas Bank               1,279,720                           7,468
                                                                     ----------
                                                                         21,637
                                                                     ----------
SOUTH KOREA -- 1.0%
   Kookmin Bank ADR                      65,189                           1,499
   KT ADR                               142,031                           2,439
   Samsung Electronics                    8,450                           1,913
   Samsung Electronics GDR (A)          112,565                          12,720
                                                                     ----------
                                                                         18,571
                                                                     ----------
SPAIN -- 3.2%
   Acerinox                              39,481                           1,421
   Altadis                               56,500                           1,365
   Banco Bilbao Vizcaya
     Argentaria                       1,918,862                          15,976
   Iberdrola                            775,864                          12,640
   Inditex                              167,400                           3,250
   Repsol YPF                            54,100                             780
   Telefonica (A)*                    2,471,335                          23,111
                                                                     ----------
                                                                         58,543
                                                                     ----------
SWEDEN -- 2.6%
   Assa Abloy (A)                     1,181,742                           9,687
   Atlas Copco (A)                      404,796                           7,997
   ForeningsSparbanken (A)              258,277                           2,985
   Hennes & Mauritz (A)                 331,967                           6,969
   Nordea                             1,528,305                           6,741
   Sandvik                               32,900                             741
   Securitas (A)                        752,831                           7,103
   Svenska Handelsbanken (A)             62,600                             882
   Telefonaktiebolaget LM
     Ericsson (A)*                    1,985,907                           1,241
   TeliaSonera                        1,367,148                           3,918
                                                                     ----------
                                                                         48,264
                                                                     ----------
SWITZERLAND -- 8.6%
   Adecco (A)                           200,962                           5,584
   Ciba Specialty Chemicals              22,930                           1,501
   Compagnie Financiere
     Richemont                          253,697                           3,463
   Credit Suisse Group*                 229,015                           3,982
   Holcim                                36,805                           6,080
   Nestle (A)                            90,689                          17,951
   Novartis                           1,045,683                          38,726

--------------------------------------------------------------------------------
4  SEI Institutional International Trust / Semi-Annual Report / March 31, 2003

--------------------------------------------------------------------------------
                                                                   Market Value
Description                              Shares                   ($ Thousands)
--------------------------------------------------------------------------------
   Roche Holding (A)                    412,743                      $   24,707
   Schindler Holding                     10,440                           1,545
   STMicroelectronics (A)               122,200                           2,314
   Swiss Reinsurance                    112,054                           5,497
   Swisscom                              17,949                           5,518
   Syngenta (A)                         173,186                           7,894
   Synthes-Stratec                        1,390                             772
   UBS (A)*                             497,732                          21,177
   Zurich Financial Services            117,595                          10,007
                                                                     ----------
                                                                        156,718
                                                                     ----------
TAIWAN -- 0.0%
   Taiwan Semiconductor
     Manufacturing ADR*                 92,809                             635
                                                                     ----------
UNITED KINGDOM -- 26.9%
   Allied Domecq                        774,733                           3,692
   ARM Holdings*                        329,600                             267
   AstraZeneca (SEK)                    231,086                           7,876
   AstraZeneca                          312,377                          10,650
   Aviva                                426,188                           2,371
   BAA                                  968,374                           7,194
   BAE Systems                        4,695,856                           8,313
   Barclays                           1,613,908                           9,311
   BG Group                             693,300                           2,633
   BHP Billiton                       1,171,122                           5,868
   BOC Group                            491,379                           5,880
   BP                                 5,365,360                          34,029
   Brambles Industries                  301,800                             725
   British American Tobacco             944,759                           8,833
   British Sky Broadcasting*          2,561,877                          25,370
   Bunzl                                477,865                           2,901
   Cadbury Schweppes                  1,768,239                           9,363
   Centrica                           4,136,709                           9,432
   Compass Group                        147,200                             629
   Diageo                               419,740                           4,306
   GlaxoSmithKline                    2,461,109                          43,297
   Granada                            1,258,500                           1,134
   GUS                                  605,781                           4,663
   Hays                               3,701,784                           4,535
   HBOS                                 226,300                           2,323
   HSBC Holdings                      3,811,915                          39,104
   Imperial Tobacco Group               760,474                          12,081
   Kingfisher                         3,776,112                          13,728
   Legal & General Group              6,824,528                           7,497
   Lloyds TSB Group                     389,975                           1,985
   Marks & Spencer Group              1,357,770                           6,052
   mmO2*                              1,055,900                             747
   National Grid Transco              1,089,351                           6,672
   Next                                 335,102                           4,497

--------------------------------------------------------------------------------
                             Shares/Face Amount                    Market Value
Description                         (Thousands)                   ($ Thousands)
--------------------------------------------------------------------------------
   Pearson                              379,900                      $    2,885
   Prudential                           814,315                           3,971
   Reckitt Benckiser                    178,536                           2,927
   Reed Elsevier                      2,557,008                          18,269
   Rentokil Initial                   2,072,045                           5,691
   Reuters Group                        593,700                             953
   RMC Group                            299,165                           1,683
   Rolls-Royce                        1,059,810                           1,185
   Royal Bank of Scotland
     Group                              583,669                          13,147
   Scottish & Newcastle               1,198,201                           6,416
   Shell Transport &
     Trading                          4,344,589                          26,267
   Six Continents                       291,872                           2,780
   Smiths Group                         385,840                           3,903
   Standard Chartered                   250,900                           2,671
   Unilever                           2,493,414                          23,096
   Vodafone Group                    34,048,591                          60,815
   Wolseley                             378,860                           3,066
   WPP Group                          1,026,163                           5,531
   Xstrata*                              76,000                             576
                                                                     ----------
                                                                        493,790
                                                                     ----------
Total Foreign Common Stock
   (Cost $2,235,969)                                                  1,788,168
                                                                     ----------

FOREIGN PREFERRED STOCK -- 0.2%
AUSTRALIA -- 0.1%
   News                                 311,354                           1,693
                                                                     ----------
BRAZIL -- 0.1%
   Cia Vale do Rio Doce ADR              48,400                           1,256
                                                                     ----------
Total Foreign Preferred Stock
   (Cost $3,056)                                                          2,949
                                                                     ----------

RIGHTS -- 0.0%
FRANCE -- 0.0%
   France Telecom,
     Expires 04/04/03 (A)               192,760                             757
                                                                     ----------
Total Rights
   (Cost $0)                                                                757
                                                                     ----------

FOREIGN CONVERTIBLE BONDS -- 0.1%
JAPAN -- 0.1%
   SMFG Finance
        2.250%, 07/11/05           JPY  204,000                           1,233
                                                                     ----------
Total Foreign Convertible Bonds
   (Cost $1,724)                                                          1,233
                                                                     ----------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2003    5

SCHEDULE OF INVESTMENTS (Unaudited)



International Equity Fund (Concluded)
March 31, 2003
--------------------------------------------------------------------------------
                             Shares/Face Amount                Market Value
Description                         (Thousands)               ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.3%
 U. S. Treasury Bill (1)
        1.167%, 08/28/03               $ 6,400                   $    6,371
                                                                 ----------

Total U.S. Treasury Obligation
   (Cost $6,363)                                                      6,371
                                                                 ----------


CASH EQUIVALENTS -- 8.8%
   American Select Cash
     Reserve Fund (B)                64,738,199                      64,738
   Federated Prime
     Obligation Fund (B)             97,107,297                      97,107
                                                                 ----------

Total Cash Equivalents
   (Cost $161,845)                                                  161,845
                                                                 ----------


REPURCHASE AGREEMENTS -- 11.8%
   Morgan Stanley
     1.250%, dated 03/31/03, matures
     04/01/03, repurchase price
     $12,740,609 (collataralized by
     U.S. Government Obligations:
     total market value $12,994,528)     12,740                      12,740
   State Street Bank
     1.360%, dated 03/31/03, matures
     04/01/03, repurchase price
     $190,108,312 (collateralized by
     FNMA Obligations: total market
     value $193,903,401) (B)            190,101                     190,101
   State Street Bank
     0.500%, dated 03/31/03, matures
     04/01/03, repurchase price
     $12,735,350 (collateralized by
     U.S. Treasury Obligations:
     total market value $12,993,607)     12,735                      12,735
                                                                 ----------

Total Repurchase Agreements
   (Cost $215,576)                                                  215,576
                                                                 ----------

Total Investments -- 118.8%
   (Cost $2,624,533)                                             $2,176,899
                                                                 ==========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Percentages are based on Net Assets of $1,832,708,874.

 *  Non-Income Producing Security
(1) Securities pledged as collateral on open futures contracts. The rate shown is the effective yield at the time of purchase.
(A) This security or a partial position of this security is on loan at March 31, 2003 (see Note 10). The total value of securities on loan at March 31, 2003 was $328,806,218.
(B) This security was purchased with cash collateral held from securities lending. The total value of such securities as of March 31, 2003 was $351,946,627.
ADR -- American Depositary Receipt
FDR -- Fiduciary Depositary Receipt
FNMA -- Federal National Mortgage Association
GDR -- Global Depositary Receipt
JPY -- Japanese Yen


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
6    SEI Institutional International Trust / Semi-Annual Report / March 31, 2003

Emerging Markets Equity Fund
March 31, 2003
--------------------------------------------------------------------------------
                                                                    Market Value
Description                              Shares                    ($ Thousands)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- 86.2%
ARGENTINA -- 0.7%
   Perez Companc ADR*                    34,466                         $   238
   Tenaris ADR*                         207,870                           4,581
                                                                        -------
                                                                          4,819
                                                                        -------

BRAZIL -- 1.4%
   Cia de Saneamento Basico do
     Estado de Sao Paulo             48,470,000                           1,184
   Cia Vale do Rio Doce ADR*            177,600                           4,786
   Petroleo Brasileiro SA -
     Petrobras ADR                      212,637                           3,222
                                                                        -------
                                                                          9,192
                                                                        -------

CHILE -- 1.3%
   Cia Cervecerias Unidas ADR           181,577                           2,842
   Cia de Telecomunicaciones de
     Chile ADR                          166,030                           1,564
   Distribucion y Servicio
     D&S ADR                            401,386                           3,352
   Empresa Nacional de Electricidad
     SA ADR                              78,100                             548
   Enersis SA ADR (D)*                   88,722                             345
                                                                        -------
                                                                          8,651
                                                                        -------

CHINA -- 2.9%
   Aluminum Corp of China            14,830,000                           2,662
   Beijing Datang Power Gen. (D)      1,258,000                             440
   Hainan Meilan Airport*               454,000                             224
   Huaneng Power International        1,300,000                           1,225
   PetroChina                        26,034,000                           5,474
   Qingling Motors                    5,754,200                             826
   Shandong International Power
     Development                      4,724,100                           1,048
   Sinopec Shanghai
     Petrochemical*                  11,132,000                           1,870
   Sinopec Yizheng
   Chemical Fibre                     7,082,600                             953
   Zhejiang Expressway               11,872,000                           4,985
                                                                        -------

                                                                         19,707
                                                                        -------

CROATIA -- 0.2%
   Pliva D.D. GDR (A)                    93,200                           1,074
                                                                        -------

CZECH REPUBLIC -- 1.0%
   CEZ                                  310,400                           1,033
   Komercni Banka AS                     89,678                           6,023
                                                                        -------
                                                                          7,056
                                                                        -------

EGYPT -- 0.8%
   Commercial International
     Bank GDR                           144,200                             696
   Misr International Bank
     SAE GDR (A) (B)                    428,325                             525
   Mobinil-Eqyptian Mobile              405,383                           2,448
   Orascom Construction
     Industries (B)                     183,059                           1,017
   Suez Cement GDR (A)                  118,448                             717
                                                                        -------
                                                                          5,403
                                                                        -------


--------------------------------------------------------------------------------
                                                                    Market Value
Description                              Shares                    ($ Thousands)
--------------------------------------------------------------------------------
HONG KONG -- 4.0%
   China Merchants Holdings
   International                      5,475,000                       $   4,071
   China Mobile                       4,944,500                           9,795
   China Mobile ADR*                     90,900                             900
   China Resources
     Enterprise                       1,302,900                           1,044
   Citic Pacific                        233,000                             472
   CNOOC                              7,077,000                           9,437
   Shanghai Industrial
     Holdings                           708,000                           1,039
   Texwinca Holdings                    220,000                             162
                                                                      ---------

                                                                         26,920
                                                                      ---------

HUNGARY -- 1.7%
   Egis                                   6,828                             213
   Gedeon Richter                        24,625                           1,554
   Matav                                853,291                           2,919
   Mol Magyar Olaj-es Gazipari           43,135                             967
   OTP Bank                             574,250                           5,626
                                                                      ---------
                                                                         11,279
                                                                      ---------

INDIA -- 2.8%
   Bajaj Auto GDR (A)*                   68,800                             702
   Dr. Reddy's
     Laboratories ADR                    57,618                           1,120
   Gas Authority of India GDR (A)       140,900                           1,336
   Grasim Industries GDR (A)             94,000                             655
   HDFC Bank ADR*                        62,500                             967
   Hindalco Industries GDR (A)          110,900                           1,260
   ICICI Bank ADR*                      193,125                           1,217
   Indian Hotels GDR (A)                121,800                             467
   ITC GDR (A)                          111,500                           1,479
   Mahanagar Telephone
     Nigam ADR                          561,250                           2,329
   Mahindra & Mahindra GDR (A)          328,400                             688
   Reliance Industries GDR (A)          249,300                           2,929
   Satyam Computer Services ADR          76,900                             637
   State Bank of India GDR (A)           79,800                             908
   Tata Engineering &
     Locomotive GDR*                    391,600                           1,304
   Tata Engineering &
     Locomotive GDR (A)*                312,800                           1,041
                                                                      ---------
                                                                         19,039
                                                                      ---------

INDONESIA -- 1.4%
   Astra International*               3,900,000                           1,095
   Gudang Garam                       1,042,000                             866
   HM Sampoerna                       2,021,000                             670
   Indofood Sukses Makmur            12,683,700                             855
   Indonesian Satellite                 759,000                             648
   Ramayana Lestari Sentosa           1,950,000                             476
   Telekomunikasi Indonesia          11,543,000                           4,701
                                                                      ---------
                                                                          9,311
                                                                      ---------

ISRAEL -- 2.9%
   Bank Hapoalim*                     2,289,773                           3,207
   Check Point Software
     Technologies*                      260,772                           3,773
   ECI Telecom*                         203,850                             418



--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2003   7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2003
--------------------------------------------------------------------------------
                                                                    Market Value
Description                              Shares                    ($ Thousands)
--------------------------------------------------------------------------------
   Super-Sol                            410,000                        $    629
   Teva Pharmaceutical
     Industries ADR (D)                 270,380                          11,261
                                                                        -------
                                                                         19,288
                                                                        -------

MALAYSIA -- 4.6%
   AMMB Holdings Berhad                 191,200                             163
   British American Tobacco
     Malaysia Berhad                    234,000                           2,386
   Gamuda Berhad                      2,642,000                           3,720
   Genting Berhad                     1,385,400                           4,703
   Malayan Banking Berhad             1,236,000                           2,716
   Malaysia International
     Shipping Berhad                    786,300                           1,552
   Maxis Communications
     Berhad                           3,712,000                           5,079
   OYL Industries Berhad (B)            310,800                           1,881
   Public Bank Berhad                 5,669,750                           3,775
   Road Builder (M)
     Holdings Berhad                    591,000                             428
   Sime Darby Berhad                  1,357,500                           1,858
     Tanjong                          1,165,000                           2,713
                                                                        -------
                                                                         30,974
                                                                        -------

MEXICO -- 8.9%
   America Movil, Series L ADR          516,362                           6,904
   Apasco                               118,200                             700
   Cemex                                165,028                             576
   Coca-Cola Femsa ADR                   82,300                           1,411
   Consorcio ARA*                       409,700                             633
   Controladora Comercial
     Mexicana                         2,424,100                           1,144
   Desc, Series B (B)                 2,625,800                             889
   Fomento Economico
     Mexicano ADR                       127,189                           4,232
   Grupo Aeroportuario del
     Sureste ADR                         62,100                             692
   Grupo Continental                    511,700                             677
   Grupo Financiero Banorte           1,109,477                           2,566
   Grupo Financiero BBVA Bancomer,
     Series B (D)*            9,046,073                           6,904
   Grupo Televisa ADR*                118,430                           2,979
   Kimberly-Clark de
     Mexico, Series A                 2,224,631                           4,958
   Telefonos de Mexico,
     Series L ADR                       572,977                          17,029
   Wal-Mart de Mexico,
     Series C                           686,083                           1,485
   Wal-Mart de Mexico,
     Series V (D)                     2,455,226                           5,969
                                                                        -------
                                                                         59,748
                                                                        -------

PANAMA -- 0.0%
   Banco Latinoamericano de
     Exportaciones*                      27,900                             147
                                                                        -------
PHILIPPINES -- 0.5%
   ABS-CBN Broadcasting*              1,097,900                             216
   Bank of the Philippine
     Islands                            814,741                             510
   Manila Electric*                   3,182,900                             743
   Philippine Long Distance
     Telephone*                          32,940                             194
   Philippine Long Distance
     Telephone ADR*                     142,850                             824

--------------------------------------------------------------------------------
                                                                    Market Value
Description                              Shares                    ($ Thousands)
--------------------------------------------------------------------------------
   SM Prime Holdings                  5,127,000                        $    479
   Universal Robina (B)               5,393,740                             292
                                                                        -------
                                                                          3,258
                                                                        -------

POLAND -- 1.6%
   Bank Pekao*                          161,864                           3,433
   Bank Przemyslowo-Handlowy             11,171                             662
   KGHM Polska Miedz*                   583,725                           1,720
   Polski Koncern Naftowy
     Orlen                              261,300                           1,062
   Polski Koncern Naftowy
     Orlen GDR                          169,170                           1,404
   Telekomunikacja Polska*              337,786                             950
   Telekomunikacja
     Polska GDR*                        416,094                           1,190
                                                                        -------
                                                                         10,421
                                                                        -------

RUSSIA -- 5.0%
   LUKOIL ADR (A)                         3,300                             182
   LUKOIL ADR                           236,340                          13,046
   Mobile Telesystems ADR*              137,561                           5,659
   Surgutneftegaz ADR                   120,072                           1,756
   Vimpel-Communications
     ADR (D)*                            41,500                           1,432
   YUKOS ADR (D)                         77,731                          11,460
                                                                        -------
                                                                         33,535
                                                                        -------

SOUTH AFRICA -- 9.6%
   ABSA Group (D)                     2,072,508                           7,741
   Anglo American Platinum               41,559                           1,230
   Anglogold                             54,400                           1,635
   Aveng                                439,980                             470
   Barloworld                           183,100                           1,105
   Bidvest Group                        336,090                           1,704
   FirstRand (D)                      6,145,100                           5,075
   Gold Fields                          243,177                           2,601
   Impala Platinum
     Holdings (D)                        53,600                           2,731
   Iscor (D)                          2,069,468                           4,272
   Johnnic Holdings*                    171,264                             960
   Liberty Group                        126,761                             744
   Metro Cash & Carry*                3,093,562                             688
   MTN Group (D)*                     3,365,564                           5,122
   Nampak                             1,188,825                           1,737
   Nedcor                               533,773                           5,968
   Pick'n Pay Stores (D)              2,462,608                           3,786
   Remgro (D)                           335,386                           2,192
   Sage Group (B)                       621,255                             122
   Sasol                                762,244                           8,425
   Shoprite Holdings                    698,317                             501
   Standard Bank Group                       39                              --
   Steinhoff International
     Holdings (D)                     3,024,303                           1,921
   Tiger Brands                         185,395                           1,352
   Venfin (D)*                        1,020,126                           1,970
                                                                        -------
                                                                         64,052
                                                                        -------



-------------------------------------------------------------------------------
8   SEI Institutional International Trust / Semi-Annual Report / March 31, 2003

--------------------------------------------------------------------------------
                                                                    Market Value
Description                              Shares                    ($ Thousands)
--------------------------------------------------------------------------------
SOUTH KOREA -- 16.9%
   Cheil Communications                  11,600                          $  878
   Cheil Industries                     198,850                           2,156
   CJ                                    44,940                           1,288
   CJ Home Shopping                      10,290                             374
   Daewoo Motor Sales                    83,000                             526
   Daishin Securities                    46,400                             531
   Hite Brewery                          27,400                           1,256
   Honam Petrochemical                   25,500                             586
   Hyundai Development                  127,430                             644
   Hyundai Mobis                        362,720                           5,566
   Hyundai Motor                        113,933                           2,180
   Kia Motors                            89,990                             509
   Kookmin Bank                         508,480                          11,998
   Kookmin Bank ADR                      42,344                             974
   Korea Electric Power                 296,750                           4,234
   Korea Exchange Bank Credit
     Service*                            86,130                             437
   Korea Fine Chemical                   44,920                             372
   Korea Gas                            114,150                           2,457
   KT ADR                               411,080                           7,058
   KT&G GDR (A)                         219,000                           1,544
   LG Card                               15,900                             222
   LG Chem                              123,030                           3,776
   LG Electronics                        20,090                             642
   LG Engineering &
     Construction                       104,120                           1,220
   Lotte Chilsung Beverage                4,680                           1,824
   POSCO                                 89,960                           7,064
   POSCO ADR                             31,050                             612
   Samsung                              276,560                           1,318
   Samsung Electronics                  164,710                          37,289
   Samsung Electronics GDR (A)            1,200                             136
   Samsung SDI                           17,260                           1,073
   Shinhan Financial Group               52,831                             434
   Shinsegae                             51,297                           5,214
   SK Telecom                            42,093                           5,134
   SK Telecom ADR (D)                   106,371                           1,449
                                                                        -------
                                                                        112,975
                                                                        -------

TAIWAN -- 10.2%
   Accton Technology*                   655,000                             543
   Advanced Semiconductor
     Engineering*                     1,551,340                             826
   Asustek Computer                     860,000                           1,646
   China Steel                        6,085,420                           3,432
   Chinatrust Financial
     Holding*                        10,280,133                           8,136
   Compal Electronics                   950,600                             947
   Cosmos Bank Taiwan*                3,054,000                           1,099
   Delta Electronics                  2,105,300                           2,363
   Elan Microelectronics              1,056,496                             699
   Evergreen Marine                   3,285,000                           2,307
   Formosa Plastics                   4,629,000                           6,021
   Fubon Financial Holding            2,259,319                           1,755
   HON HAI Precision Industry           565,750                           1,799

--------------------------------------------------------------------------------
                                                                    Market Value
Description                              Shares                    ($ Thousands)
--------------------------------------------------------------------------------
   MediaTek                             169,400                         $ 1,277
   Nan Ya Plastic                     1,160,041                           1,105
   Nien Made Enterprises*               501,000                           1,096
   Powerchip Semiconductor
     GDR (A)*                            87,300                             236
   President Chain Store                682,687                             804
   Quanta Computer                      734,000                           1,288
   Quanta Storage*                       96,000                             517
   Sinopac Holdings*                  4,453,211                           1,570
   Standard Foods GDR (A)               287,564                             316
   Taishin Financial
     Holdings*                        9,339,000                           4,408
   Taiwan Cellular*                   1,615,570                           1,107
   Taiwan Semiconductor
     Manufacturing*                  11,110,280                          13,525
   United
     Microelectronics*               13,810,150                           7,670
   United
   Microelectronics ADR*                240,000                             722
   Yageo*                             4,628,440                           1,172
                                                                        -------
                                                                         68,386
                                                                        -------

THAILAND -- 2.9%
   Advanced Info Service              1,050,000                           1,041
   Bangkok Bank*                        750,000                           1,119
   BEC World                            120,200                             583
   Hana Microelectronics                339,800                             602
   PTT                                5,276,300                           5,598
   PTT Exploration &
     Production                         657,100                           1,977
   Ratchaburi Electricity
     Generating Holding                 225,000                             103
   Siam Cement                          114,300                           3,619
   Siam Commercial Bank*              4,440,700                           3,417
   Siam Makro                           250,000                             210
   Thai Farmers Bank*                 1,541,000                           1,258
                                                                        -------
                                                                         19,527
                                                                        -------

TURKEY -- 0.9%
   Akbank                           735,022,174                           1,928
   Hurriyet Gazeteci*               782,221,232                           1,322
   Tupras Turkiye Petrol
     Rafine                         164,195,000                             747
   Turk Ekonomi
     Bankasi*                       103,000,000                             135
   Turkcell Iletisim
     Hizmet*                        100,049,532                             507
   Turkiye Garanti
   Bankasi*                       1,496,611,246                           1,396
                                                                        -------
                                                                          6,035
                                                                        -------

UNITED KINGDOM -- 3.9%
   Anglo American                     1,314,467                          18,938
   Anglo American (ZAR)                 221,322                           3,145
   Dimension Data Holdings*           1,261,000                             319
   Old Mutual                         1,495,598                           1,791
   Old Mutual (ZAR)                   1,577,200                           1,921
                                                                        -------
                                                                         26,114
                                                                        -------



--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2003   9

SCHEDULE OF INVESTMENTS (Unaudited)



Emerging Markets Equity Fund (Concluded)
March 31, 2003
--------------------------------------------------------------------------------
                                                                    Market Value
Description                              Shares                    ($ Thousands)
--------------------------------------------------------------------------------
VENEZUELA -- 0.1%
   Cia Anonima Nacional Telefonos
     de Venezuela ADR (D)                79,699                        $    716
                                                                       --------

Total Foreign Common Stock
   (Cost $625,812)                                                      577,627
                                                                       --------


FOREIGN PREFERRED STOCK -- 6.0%
BRAZIL -- 6.0%
   Aracruz Celulose ADR                 143,943                           2,880
   Banco Itau Holding
     Financeira ADR                      63,770                           1,728
   Brasil Telecom
     Participacoes ADR (D)               48,706                           1,361
   Cia Brasileira de Distribuicao
     Grupo Pao de Acucar ADR            245,361                           3,097
   Cia de Bebidas das Americas ADR      374,583                           6,218
   Cia Energetica de Minas Gerais   170,653,493                           1,292
   Cia Paranaense de Energia ADR         80,666                             194
   Cia Vale do Rio Doce ADR              87,523                           2,272
   Cia Vale do Rio Doce
     Unconverted Participants*            8,352                              --
   Empresa Brasileira de
     Aeronautica ADR                    201,056                           2,330
   Gerdau                           179,552,848                           1,662
   Gerdau ADR                           203,825                           1,865
   Investimentos Itau                 2,240,203                           1,390
   Petroleo Brasileiro SA -
     Petrobras ADR                      682,570                           9,392
   Tele Celular Sul
     Participacoes ADR                   77,000                             547
   Telecomunicacoes
     Brasileiras ADR                     84,560                           1,700
   Tele Norte Leste
     Participacoes ADR                  165,700                           1,367
   Ultrapar Participacoes ADR (B)        78,900                             543
   Votorantim Celulose e Papel
     SA ADR (D)                          17,700                             331
                                                                       --------
Total Foreign Preferred Stock
   (Cost $47,609)                                                        40,169
                                                                       --------

EQUITY LINKED WARRANTS (C) -- 6.1%
INDIA -- 6.1%
   Bajaj Auto*                          517,986                           5,290
   Bank of Baroda*                      393,900                             721
   Bharat Heavy*                        524,600                           2,496
   Bharti Televentures*               1,080,268                             651
   Digital Globalsoft*                  138,832                           1,779
   Dr. Reddy's Laboratories*            203,580                           3,974
   Hero Honda Motors*                   371,872                           1,477
   Hinduja TMT*                         112,806                             373
   Hindustan Petroleum*                 592,201                           3,712
   Hughes Software*                     155,000                             569
   I-Flex Solution*                     120,750                           2,315
   Infosys Technologies*                105,375                           8,976
   Ranbaxy Laboratories*                361,324                           6,239
   Reliance Industries*                 428,960                           2,500
                                                                       --------
Total Equity Linked Warrants
   (Cost $41,642)                                                        41,072
                                                                       --------

--------------------------------------------------------------------------------
                                                                    Market Value
Description                              Shares                    ($ Thousands)
--------------------------------------------------------------------------------
FOREIGN WARRANTS -- 0.0%
MALAYSIA -- 0.0%
   AMMB Holdings Berhad*                 49,750                       $      --
                                                                      ---------

Total Foreign Warrants
   (Cost $0)                                                                 --
                                                                      ---------


CASH EQUIVALENTS -- 2.1%
   American Select Cash Reserve
     Fund (E)                         5,671,847                           5,672
   Federated Prime Obligation
     Fund (E)                         8,507,770                           8,508
                                                                      ---------

Total Cash Equivalents
   (Cost $14,180)                                                        14,180
                                                                      ---------


REPURCHASE AGREEMENTS -- 7.6%
   Morgan Stanley
     1.250%, dated 03/31/03, matures
     04/01/03, repurchase price
     $17,585,675 (collateralized by
     U.S. Government Obligations:
     total market value
     $17,936,156)                       $17,584                          17,584
   State Street Bank
     1.360%, dated 03/31/03, matures
     04/01/03, repurchase price
     $16,655,780 (collateralized by
     FNMA Obligations: total market
     value $16,988,276) (E)              16,655                          16,655
   State Street Bank
     0.500%, dated 03/31/03, matures
     04/01/03, repurchase price
     $16,779,461 (collateralized by
     U.S. Treasury Obligations:
     total market value
     $17,131,058)                        16,779                          16,779
                                                                      ---------

Total Repurchase Agreements
   (Cost $51,018)                                                        51,018
                                                                      ---------

Total Investments -- 108.0%
   (Cost $780,261)                                                    $ 724,066
                                                                      =========


Percentages are based on Net

Assets of $670,283,785.
 *  Non-Income Producing Security
(A) Securities sold with terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." As of March 31, 2003 the total value of these securities was $16,059,260, representing 2.40% of the Fund's net assets.
(B) Illiquid Security. Total market value of illiquid securities is $5,268,141 representing 0.79% of net assets as of March 31, 2003.
(C) Securities are not readily marketable. See Note 2 in Notes to Financial Statements.
(D) This security or a partial position of this security is on loan at March 31, 2003 (see Note 10). The total value of securities on loan at March 31, 2003 was $29,390,988.
(E) This security was purchased with cash collateral held from securities lending. The total value of such securities was $30,834,768.
ADR -- American Depositary Receipt
FNMA -- Federal National Mortgage Association
GDR -- Global Depositary Receipt
ZAR -- South African Rand

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


-------------------------------------------------------------------------------
10  SEI Institutional International Trust / Semi-Annual Report / March 31, 2003

International Fixed Income Fund
March 31, 2003
--------------------------------------------------------------------------------
                                    Face Amount                    Market Value
Description                      (Thousands) (1)                   ($ Thousands)
--------------------------------------------------------------------------------
FOREIGN BONDS -- 76.3%
AUSTRIA -- 10.1%
   Republic of Austria,
      Series E, MTN
        5.500%, 10/20/07                69,010                         $ 82,626
                                                                       --------

CANADA -- 2.4%
   Government of Canada
        6.000%, 09/01/05                13,840                            9,851
   Government of Canada, Series A76
        9.000%, 06/01/25                 8,800                            8,559
   Government of Canada, Series WL43
        5.750%, 06/01/29                 2,290                            1,597
                                                                       --------
                                                                         20,007
                                                                       --------

CAYMAN ISLANDS -- 2.9%
   MBNA America Europe,
      Series 99CA
        2.872%, 10/19/06          EUR   21,860                           23,829
                                                                       --------

DENMARK -- 6.0%
   Kingdom of Denmark
        8.000%, 03/15/06                72,733                           12,157
   Nordea Kredit
      Realkreditaktieselskab
        5.000%, 10/01/35               140,365                           19,871
   Nykredit
        5.000%, 10/01/35               121,676                           17,235
                                                                       --------
                                                                         49,263
                                                                       --------

FINLAND -- 0.6%
   UPM-Kymmene Oyj, Series E, MTN
        6.125%, 01/23/12          EUR    3,950                            4,659
                                                                       --------

FRANCE -- 3.1%
   France Telecom, Series E, MTN
        8.125%, 01/28/33                 2,100                            2,577
   Government of France
        5.750%, 10/25/32                18,520                           23,073
                                                                       --------
                                                                         25,650
                                                                       --------

GERMANY -- 0.2%
   Deutsche Bundesrepublik,
     Series 99
        3.750%, 01/04/09                 1,690                            1,873
                                                                       --------

GREECE -- 2.3%
   Hellenic Republic
        5.900%, 10/22/22                15,800                           19,213
                                                                       --------

HUNGARY -- 1.8%
   Government of Hungary
        9.250%, 05/12/05             3,249,830                           15,060
                                                                       --------

IRELAND -- 0.3%
   Allied Irish Banks
        7.500%, 02/28/11                 1,910                            2,399
                                                                       --------
--------------------------------------------------------------------------------
                                    Face Amount                    Market Value
Description                      (Thousands) (1)                   ($ Thousands)
--------------------------------------------------------------------------------
ITALY -- 1.9%
   Buoni Poliennali Del Tesoro
        5.000%, 10/15/07                   900                         $  1,056
   Sanpaolo IMI, Series E, MTN
        6.375%, 04/06/10                 4,300                            5,249
   UniCredito Italiano
        6.000%, 03/16/11                 7,700                            9,257
                                                                       --------
                                                                         15,562
                                                                       --------

JAPAN -- 9.4%
   Development Bank of Japan
        1.750%, 06/21/10             2,500,000                           22,888
        1.700%, 09/20/22             1,670,000                           15,496
   Japan Finance for Municipal
    Enterprises
        1.550%, 02/21/12             4,271,000                           38,727
                                                                       --------

                                                                         77,111
                                                                       --------

LUXEMBOURG -- 0.4%
   Sogerim, Series E, MTN
        6.125%, 04/20/06                 2,840                            3,249
                                                                       --------

NETHERLANDS -- 2.7%
   Deutsche Telekom International
      Finance
        8.125%, 05/29/12                 4,950                            6,177
   E.ON International Finance,
     Series E, MTN
        5.750%, 05/29/09                 8,200                            9,748
   Suedzucker International Finance
        5.750%, 02/27/12                 4,920                            5,788
                                                                       --------
                                                                         21,713
                                                                       --------

NEW ZEALAND -- 1.5%
   Fonterra Cooperative Group,
     Series E, MTN
        5.250%, 05/21/07          EUR    3,110                            3,607
   Government of New Zealand,
     Series 1106
        8.000%, 11/15/06                14,320                            8,574
                                                                       --------
                                                                         12,181
                                                                       --------

POLAND -- 2.4%
   Government of Poland, Series 0205
        8.500%, 02/12/05                78,150                           20,057
                                                                       --------

PORTUGAL -- 2.6%
   Portugal Obrigacoes do Tesouro OT
        4.875%, 08/17/07                18,640                           21,704
                                                                       --------

SWEDEN -- 2.4%
   Kingdom of Sweden, Series 1035
        6.000%, 02/09/05                56,820                            6,988
   Kingdom of Sweden, Series 1040
        6.500%, 05/05/08                29,790                            3,897


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2003   11

SCHEDULE OF INVESTMENTS (Unaudited)



International Fixed Income Fund (Concluded)
March 31, 2003
--------------------------------------------------------------------------------
                                   Face Amount                     Market Value
Description                    (Thousands) (1)                     ($ Thousands)
--------------------------------------------------------------------------------
   Nordea Bank
        6.000%, 12/13/10          EUR    7,700                         $  9,006
                                                                       --------
                                                                         19,891
                                                                       --------

UNITED KINGDOM -- 17.3%
   Bank of Scotland, Series E, MTN
        6.125%, 02/05/13          EUR    2,630                            3,180
        5.500%, 07/27/09          EUR    4,950                            5,740
        5.500%, 10/29/12          EUR    5,000                            5,826
   British Telecommunications
        7.125%, 02/15/11          EUR    3,790                            4,634
   Compass Group, Series E, MTN
        6.000%, 05/29/09          EUR    2,410                            2,841
   European Investment Bank
        5.375%, 10/15/12          EUR   28,200                           33,782
   HSBC Capital Funding
        8.030%, 06/30/12          EUR    2,110                            2,740
   Hilton Group Finance,
     Series E, MTN
        6.500%, 07/17/09          EUR    3,640                            4,115
   Imperial Tobacco Finance,
     Series E, MTN
        6.250%, 06/06/07          EUR    5,950                            6,976
   NGG Finance
        6.125%, 08/23/11          EUR    3,820                            4,499
   Royal Bank of Scotland Group
        6.770%, 03/31/05          EUR    7,410                            8,632
   United Kingdom Treasury
        7.500%, 12/07/06                11,738                           20,886
        5.000%, 03/07/12                 6,650                           11,054
        4.250%, 06/07/32                11,710                           17,701
   United Utilities Water,
     Series E, MTN
        6.625%, 11/08/07          EUR    7,800                            9,489
                                                                       --------
                                                                        142,095
                                                                       --------
UNITED STATES -- 6.0%
   Federal Home Loan Bank
        5.250%, 01/15/06          EUR    4,560                            5,286
        4.750%, 01/15/13          EUR   21,900                           24,570
   GMAC Swift Trust
        5.000%, 01/18/05          EUR   11,000                           12,465
   Intesabci Capital Trust
        6.988%, 07/12/11          EUR    2,210                            2,496
   San Paolo IMI Capital
        8.126%, 11/10/10          EUR    3,110                            4,026
                                                                       --------
                                                                         48,843
                                                                       --------
Total Foreign Bonds
   (Cost $576,107)                                                      626,985
                                                                       --------

--------------------------------------------------------------------------------
                                   Face Amount                     Market Value
Description                    (Thousands) (1)                     ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 11.0%
   U.S. Treasury Bills
        1.181%, 05/08/03                50,000                         $ 49,941
        1.171%, 07/24/03 (2)             5,000                            4,982
        1.148%, 04/03/03                35,000                           34,998
                                                                       --------

Total U.S. Treasury Obligations
   (Cost $89,921)                                                        89,921
                                                                       --------


MORTGAGE RELATED -- 3.3%
UNITED KINGDOM -- 3.3%
   Chester Asset Receivables
        6.125%, 10/15/10          EUR   15,770                           19,224
   Permanent Financing
        5.100%, 06/11/07          EUR    6,800                            7,874
                                                                       --------
Total Mortgage Related
   (Cost $23,471)                                                        27,098
                                                                       --------

TIME DEPOSIT -- 8.3%
   State Street Bank
        1.250%, 04/01/03                68,000                           68,000
                                                                       --------
Total Time Deposit
   (Cost $68,000)                                                        68,000
                                                                       --------

REPURCHASE AGREEMENT -- 0.0%
   State Street Bank
     0.500%, dated 03/31/03, matures
     04/01/03, repurchase price
     $298,008 (collateralized by
     U.S. Treasury Obligations:
     total market value
     $306,159)                             298                              298
                                                                       --------
Total Repurchase Agreement
   (Cost $298)                                                              298
                                                                       --------
Total Investments -- 98.9%
   (Cost $757,797)                                                     $812,302
                                                                       ========

Percentages are based on Net Assets of $821,436,866.
 *  Non-Income Producing Security
(1) In local currency unless otherwise indicated.
(2) Securities pledged as collateral on open futures contracts. The rates shown are effective yields at the time of purchase.
EUR -- Euro
MTN -- Medium term note


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
12  SEI Institutional International Trust / Semi-Annual Report / March 31, 2003

SCHEDULE OF INVESTMENTS (Unaudited)



Emerging Markets Debt Fund
March 31, 2003
--------------------------------------------------------------------------------
                                   Face Amount                     Market Value
Description                        (Thousands)                     ($ Thousands)
--------------------------------------------------------------------------------
FOREIGN BONDS -- 91.6%
ARGENTINA -- 1.9%
   Republic of Argentina (B) (C)
       13.969%, 04/10/05              $ 15,885                         $  3,971
   Republic of Argentina,
      Series E (B) (D)
        0.000%, 10/15/03                 5,494                            1,099
   Republic of Argentina,
      Series F (B) (D)
        0.000%, 10/15/04                 1,679                              336
   Republic of Argentina,
      Series L-GP (B)
        6.000%, 03/31/23                 8,980                            3,973
   Republic of Argentina,
      Series SPAN (B) (C)
       14.250%, 11/30/02                 1,800                              423
                                                                       --------
                                                                          9,802
                                                                       --------
BRAZIL -- 15.8%
   Federal Republic of Brazil
       12.250%, 03/06/30                34,301                           28,384
       11.500%, 03/12/08                20,000                           18,400
       11.000%, 01/11/12                 3,250                            2,766
        9.375%, 04/07/08                 5,900                            5,015
   Federal Republic of Brazil,
      Series 15YR (C)
        2.625%, 04/15/09                11,184                            8,811
   Federal Republic of Brazil,
      Series 18YR (C)
        2.625%, 04/15/12                 1,675                            1,103
   Federal Republic of Brazil,
      Series 20YR
        8.000%, 04/15/14                 1,182                              934
   Government of Brazil
       14.500%, 10/15/09                13,590                           13,760
       12.750%, 01/15/20                 2,250                            1,974
                                                                       --------
                                                                         81,147
                                                                       --------
BULGARIA -- 2.3%
   Republic of Bulgaria Registered
        8.250%, 01/15/15                 8,130                            9,167
   Republic of Bulgaria,
      Series A (C)
        2.188%, 07/28/24                 2,600                            2,509
                                                                       --------
                                                                         11,676
                                                                       --------
CHILE -- 1.1%
   Republic of Chile
        7.125%, 01/11/12                 5,000                            5,663
                                                                       --------

COLOMBIA -- 4.8%
   Republic of Colombia
       10.750%, 01/15/13                 6,375                            6,742
       10.000%, 01/23/12                 6,400                            6,576
        8.700%, 02/15/16                 2,420                            1,984
        8.375%, 02/15/27                 2,000                            1,650
        7.625%, 02/15/07                 7,950                            7,870
                                                                       --------
                                                                         24,822
                                                                       --------

--------------------------------------------------------------------------------
                                     Face Amount                   Market Value
Description                          (Thousands)                   ($ Thousands)
--------------------------------------------------------------------------------
COSTA RICA -- 1.2%
   Government of Costa Rica (A)
        9.995%, 08/01/20               $ 2,200                         $  2,469
        8.050%, 01/31/13                 1,475                            1,525
        6.914%, 01/31/08                 1,950                            1,989
                                                                       --------
                                                                          5,983
                                                                       --------
ECUADOR -- 4.2%
   Republic of Ecuador (A)
       12.000%, 11/15/12                10,610                            7,719
        6.000%, 08/15/30                26,046                           13,674
                                                                       --------
                                                                         21,393
                                                                       --------
EL SALVADOR -- 1.0%
   Republic of El Salvador
        7.750%, 01/24/23                 5,000                            5,323
                                                                       --------

MEXICO -- 21.2%
   Pemex Project Funding Master Trust
        8.500%, 02/15/08                 7,250                            8,138
   Pemex Project Funding Master Trust
     Registered MTN
        8.000%, 11/15/11                   500                              550
   Petroleos Mexicanos
        9.500%, 09/15/27                11,750                           13,512
   United Mexican States
       11.375%, 09/15/16                41,595                           57,048
        8.125%, 12/30/19                 8,700                            9,357
        7.500%, 01/14/12                 1,550                            1,693
        6.625%, 03/03/15                11,350                           11,350
   United Mexican States, MTN
        8.300%, 08/15/31                 6,850                            7,364
                                                                       --------
                                                                        109,012
                                                                       --------
MOROCCO -- 4.0%
   Kingdom of Morocco, Series A (C)
        2.188%, 01/02/09                22,397                           20,605
                                                                       --------
PANAMA -- 4.4%
   Republic of Panama
        9.625%, 02/08/11                 3,700                            4,181
        9.375%, 07/23/12                   875                              967
        9.375%, 01/16/23                11,475                           12,077
        8.875%, 09/30/27                 5,400                            5,535
                                                                       --------
                                                                         22,760
                                                                       --------

--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2003  13

SCHEDULE OF INVESTMENTS (Unaudited)



Emerging Markets Debt Fund (Concluded)
March 31, 2003
--------------------------------------------------------------------------------
                                   Face Amount                     Market Value
Description                        (Thousands)                    ($ Thousands)
--------------------------------------------------------------------------------
PERU -- 1.6%
   Republic of Peru
        9.875%, 02/06/15               $ 2,575                        $   2,775
   Republic of Peru FLIRB,
      Series 20YR
        4.500%, 03/07/17                 4,955                            3,945
   Republic of Peru PDI
        5.000%, 03/07/17                 1,718                            1,456
                                                                       --------
                                                                          8,176
                                                                       --------
PHILIPPINES -- 4.3%
   Republic of Philippines
       10.625%, 03/16/25                 6,650                            6,633
        9.875%, 01/15/19                 7,320                            7,064
        9.375%, 01/18/17                 6,300                            6,331
        9.000%, 02/15/13                 1,975                            1,921
                                                                       --------
                                                                         21,949
                                                                       --------

POLAND -- 2.0%
   Republic of Poland PDI
        7.000%, 10/27/14                 7,513                            7,532
   Telekomunikacja Polska (A)
        7.750%, 12/10/08                 2,750                            2,812
                                                                       --------
                                                                         10,344
                                                                       --------
RUSSIA -- 16.5%
   Russian Federation (A)
        5.000%, 03/31/30                22,636                           19,693
   Russian Federation
       12.750%, 06/24/28                20,250                           30,198
       11.000%, 07/24/18                 3,200                            4,232
        5.000%, 03/31/30                35,075                           30,515
                                                                       --------
                                                                         84,638
                                                                       --------
SOUTH KOREA -- 2.7%
   Republic of Korea
        8.875%, 04/15/08                11,400                           13,694
                                                                       --------

TURKEY -- 2.6%
   Republic of Turkey Global Bond
       12.375%, 06/15/09                 7,475                            7,045
       11.500%, 01/23/12                 4,625                            4,088
       11.000%, 01/14/13                 2,750                            2,434
                                                                       --------
                                                                         13,567
                                                                       --------
Total Foreign Bonds
   (Cost $451,047)                                                      470,554
                                                                       --------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                             Shares                    ($ Thousands)
--------------------------------------------------------------------------------
RIGHTS -- 0.0%
VENEZUELA -- 0.0%
   Government of Venezuela Par *       214,914                         $     --
                                                                       --------
Total Rights
   (Cost $19)                                                                --
                                                                       --------
TOTAL INVESTMENTS -- 91.6%
   (Cost $451,066)                                                     $470,554
                                                                       ========

Percentages are based on Net Assets of $513,890,034.

 *  Non-Income Producing Security
(A) Securities sold with terms of a private placement memorandum, exempt from registration under Section 144a of the Securities Act 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B) Security in default on interest payments.
(C) Floating Rate Security -- the rate reflected on the Schedule of Investments is the rate in effect on March 31, 2003.
(D) Zero coupon security.
FLIRB -- Front Loaded Interest Reduction Bond
MTN -- Medium term note
PDI -- Past Due Interest
Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
14  SEI Institutional International Trust / Semi-Annual Report / March 31, 2003

Statements of Assets and Liabilities ($ Thousands)


March 31, 2003 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                   INTERNATIONAL    EMERGING MARKETS  INTERNATIONAL FIXED  EMERGING MARKETS
                                                     EQUITY FUND         EQUITY FUND          INCOME FUND         DEBT FUND
------------------------------------------------------------------------------------------------------------------------------------

ASSETS:
   Investments at market value (Cost $2,624,533,
     $780,261, $757,797, and $451,066, respectively)  $2,176,899            $724,066             $812,302          $470,554
   Cash                                                      353                  --                   --                --
   Foreign currency, at value (Cost $12,165,
     $13,377, $1,641 and $0, respectively)                12,306              13,358                1,633                --
   Dividends and interest receivable                       7,693               3,040               11,888             9,725
   Foreign tax reclaim receivable                          1,599                  --                  588                --
   Receivable for investment securities sold              12,999               2,802                3,524            52,068
   Receivable for shares of beneficial interest sold       1,413                 733                1,377               695
   Receivable for forward foreign currency contracts          29                  --                7,219                --
   Variation margin receivable                                --                  --                  328                --
------------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                        2,213,291             743,999              838,859           533,042
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
   Payable for investment securities purchased            12,095               7,803                   --            10,959
   Payable for shares of beneficial interest redeemed     12,062              28,727               11,064             7,290
   Bank overdraft                                             --               4,488                  679               312
   Payable for forward foreign currency contracts             59                  --                4,605                --
   Payable upon return of securities loaned              351,946              30,835                   --                --
   Variation margin payable                                2,314                  --                  317                --
   Management fees payable                                   735                 405                  425               287
   Investment advisory fees payable                          759                 534                  106               226
   Shareholder servicing fees payable                        408                 156                  138                62
   Accrued expenses                                          204                 322                   88                16
   Accrued foreign capital gains tax payable                  --                 445                   --                --
------------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                     380,582              73,715               17,422            19,152
------------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                         $1,832,709            $670,284             $821,437          $513,890
====================================================================================================================================

NET ASSETS:
   Paid-in-Capital-- Class A                          $3,185,134          $1,136,135             $750,336          $460,380
   Paid-in-Capital-- Class I                               1,348                  --                   --                --
   Undistributed net investment income/accumulated
     net investment loss                                   2,789              (3,775)               2,896            12,605
   Accumulated net realized gain (loss) on investments  (905,339)           (405,428)              11,394            21,418
   Net unrealized appreciation (depreciation) on
     investments                                        (447,634)            (56,640)*             54,505            19,488
   Net unrealized depreciation on futures contracts       (3,697)                 --                 (721)               --
   Net unrealized appreciation (depreciation) on
     forward foreign currency contracts, foreign
     currencies and translation of other assets and
     liabilities denominated in foreign currencies           108                  (8)               3,027                (1)
------------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                         $1,832,709            $670,284             $821,437          $513,890
====================================================================================================================================
   Outstanding shares of beneficial interest
     (thousands) -- Class A
     (unlimited authorization -- no par value)            280,647             103,367               70,544            53,291
   Outstanding shares of beneficial interest
     (thousands) -- Class I (unlimited authorization
     -- no par value)                                        167                  --                   --                --
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A                             $6.53               $6.48               $11.64             $9.64
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class I                             $6.53                  --                   --                --
====================================================================================================================================

* Includes $445 accrued foreign capital gains taxes on appreciated securities. Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2003   15

Statements of Operations ($ Thousands)


For the six month period ended March 31, 2003 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                 INTERNATIONAL            EMERGING        INTERNATIONAL            EMERGING
                                                        EQUITY      MARKETS EQUITY         FIXED INCOME        MARKETS DEBT
                                                          FUND                FUND                 FUND                FUND
------------------------------------------------------------------------------------------------------------------------------------

INTEREST INCOME:
   Dividends                                         $  17,603             $ 9,259              $    --            $     --
   Interest                                                113                 157               15,644              27,495
   Income from security lending                            279                   4                   --                  --
   Less: Foreign Taxes Withheld                         (1,836)               (912)                  --                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                              16,159               8,508               15,644              27,495
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management fees                                       4,599               2,491                2,476               1,569
   Investment advisory fees                              5,161               4,023                  619               2,051
   Shareholder servicing fees -- Class A                 2,554                 958                1,032                 603
   Shareholder servicing fees -- Class I                     1                  --                   --                  --
   Admin servicing fees-- Class I                            1                  --                   --                  --
   Custodian fees                                          905                 781                  202                  56
   Printing fees                                           119                  39                   44                  24
   Professional fees                                        57                  21                   22                  13
   Wire agent fees                                          32                  12                   12                   7
   Registration & filing fees                               29                  11                   12                   6
   Trustee fees                                             13                   5                    5                   3
   Pricing fees                                             13                   6                    5                   3
   Miscellaneous expenses                                   17                   7                    6                   3
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                       13,501               8,354                4,435               4,338
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
   Investment Advisory Fees                               (381)               (882)                  --                (808)
   Shareholder Servicing Fees -- Class A                   (38)                 --                 (307)               (273)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                         13,082               7,472                4,128               3,257
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                    3,077               1,036               11,516              24,238
====================================================================================================================================
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS, FUTURES AND FOREIGN CURRENCY
     TRANSACTIONS:
   Net Realized Gain (Loss) from:
     Investment Transactions                          (150,806)            (11,791)              15,371              28,681
     Futures Contracts                                  (5,994)                 --                  341                  --
     Foreign Currency Transactions                        (315)                (55)               6,798                  --
   Net Change in Unrealized Appreciation
     (Depreciation) on:
     Investments                                        62,682              16,499*              29,058              69,291
     Futures Contracts                                  (3,535)                 --                 (760)                 --
     Foreign Currency Transactions                        (202)                341               11,380                  --
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
   FUTURES AND FOREIGN CURRENCY TRANSACTIONS           (98,170)              4,994               62,188              97,972
====================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                         $ (95,093)            $ 6,030              $73,704            $122,210
====================================================================================================================================

*Net of $367 increase in accrued foreign capital gains taxes on appreciated securities.
Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
16   SEI Institutional International Trust / Semi-Annual Report / March 31, 2003

Statements of Changes in Net Assets ($ Thousands)


For the six month period ended March 31, 2003 (Unaudited) and the year ended September 30, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                       INTERNATIONAL                 EMERGING MARKETS
                                                                        EQUITY FUND                     EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                   2003           2002             2003           2002
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                         $   3,077      $ 12,616         $   1,036        $    813
   Net realized gain (loss) from investment
     transactions and futures                                     (156,800)     (256,448)          (11,791)         17,324
   Net realized loss on forward foreign currency
     contracts and foreign currency transactions                      (315)         (378)              (55)         (4,507)
   Net change in unrealized appreciation (depreciation)
     on investments and futures                                     59,147      (111,062)           16,499*        128,660**
   Net change in unrealized appreciation (depreciation)
     on forward foreign currency contracts, foreign
     currencies, and translation of other assets and
     liabilities denominated in foreign currency                      (202)          628               341             510
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations           (95,093)     (354,644)            6,030         142,800
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
   Net investment income:
     Class A                                                       (10,407)       (6,068)               --          (3,779)
     Class I                                                            (2)           --                --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                             (10,409)       (6,068)               --          (3,779)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from shares issued                                   2,087,137     2,075,815         1,126,291         744,061
   Reinvestment of cash distributions                                9,777         5,785                --           3,667
   Cost of shares redeemed                                      (2,112,642)   (2,133,542)       (1,201,917)     (1,157,297)
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in net assets from Class A transactions                (15,728)      (51,942)          (75,626)       (409,569)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS I:(1)
   Proceeds from shares issued                                         654         1,070                --              --
   Reinvestment of cash distributions                                    2            --                --              --
   Cost of shares redeemed                                            (119)         (259)               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Increase in net assets from Class I                                 537           811                --            --
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived from Capital Share
   Transactions                                                    (15,191)      (51,131)          (75,626)       (409,569)
------------------------------------------------------------------------------------------------------------------------------------
   Net decrease in net assets                                     (120,693)     (411,843)          (69,596)       (270,548)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                           1,953,402     2,365,245           739,880       1,010,428
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                $1,832,709   $ 1,953,402        $  670,284      $  739,880
====================================================================================================================================
CAPITAL SHARE TRANSACTIONS (THOUSANDS):
   CLASS A:
   Shares issued                                                   299,195       250,089           164,935          99,110
   Shares issued in lieu of cash distributions                       1,345           677                --             494
   Shares redeemed                                                (301,679)     (255,525)         (174,836)       (152,468)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS A TRANSACTIONS                                       (1,139)       (4,759)           (9,901)        (52,864)
   CLASS I:(1)
   Shares issued                                                        92           122                --              --
   Shares issued in lieu of cash distributions                          --            --                --              --
   Shares redeemed                                                     (17)          (30)               --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class I                                                        75            92                --              --
------------------------------------------------------------------------------------------------------------------------------------
   Decrease in capital shares                                       (1,064)       (4,667)           (9,901)        (52,864)
====================================================================================================================================

(1) Class I shares were offered beginning January 4, 2002.
  * Net of $367 increase in accrued foreign capital gains taxes on appreciated securities.
 ** Net of $199 decrease in accrued foreign capital gains taxes on appreciated securities

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2003   17

Statements of Changes in Net Assets ($ Thousands)


For the six month period ended March 31, 2003 (Unaudited) and the year ended September 30, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                                       INTERNATIONAL                 EMERGING MARKETS
                                                                     FIXED INCOME FUND                   DEBT FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                   2003           2002             2003           2002
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                         $  11,516    $   26,166         $  24,238     $  40,355
   Net realized gain (loss) from investment transactions and
     futures                                                        15,712        17,503            28,681          (349)
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency transactions                     6,798         7,165                --          (334)
   Net change in unrealized appreciation (depreciation) on
     investments and futures                                        28,298        21,706            69,291       (26,925)
   Net change in unrealized appreciation (depreciation)
     on forward foreign currency contracts, foreign
     currencies and translation of other assets and
     liabilities denominated in foreign currencies                  11,380        (1,348)               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets from operations                       73,704        71,192           122,210        12,747
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
   Net investment income:
     Class A                                                       (23,580)           --           (40,051)      (48,279)
   Net realized gains:
     Class A                                                        (3,699)           --                --        (8,391)
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                             (27,279)           --           (40,051)      (56,670)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from shares issued                                     216,337       350,759           161,472       210,586
   Reinvestment of cash distributions                               26,081            --            38,521        55,366
   Cost of shares redeemed                                        (345,488)     (742,513)         (190,392)     (258,849)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                                   (103,070)     (391,754)            9,601         7,103
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                           (56,645)     (320,562)           91,760       (36,820)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                             878,082     1,198,644           422,130       458,950
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                 $ 821,437    $  878,082         $ 513,890     $ 422,130
====================================================================================================================================
CAPITAL SHARE TRANSACTIONS (THOUSANDS):
   CLASS A:
   Shares issued                                                    19,137        34,526            17,933        23,701
   Shares issued in lieu of cash distributions                       2,358            --             4,403         6,361
   Shares redeemed                                                 (30,743)      (73,134)          (21,063)      (28,895)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in capital shares                        (9,248)      (38,608)            1,273         1,167
====================================================================================================================================
Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
18   SEI Institutional International Trust / Semi-Annual Report / March 31, 2003

Financial Highlights


For the six month period ended March 31, 2003, (Unaudited) and the years ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout Each Period

------------------------------------------------------------------------------------------------------------------------------------

                                                 Net Realized
                                                          and                       Distributions
                    Net Asset            Net       Unrealized      Distributions             from
                       Value,     Investment            Gains           from Net         Realized        Net Asset
                    Beginning         Income         (Losses)         Investment          Capital       Value, End           Total
                    of Period         (Loss)    on Securities             Income            Gains        of Period          Return+
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
   CLASS A
   2003*               $ 6.93          $0.01           $(0.37)           $(0.04)           $   --           $ 6.53            (5.30)
   2002                  8.25           0.04            (1.34)            (0.02)               --             6.93           (15.79)
   2001                 12.33           0.03            (3.73)            (0.07)            (0.31)            8.25           (30.85)
   2000                 12.09           0.08             0.43             (0.04)            (0.23)           12.33             4.15
   1999(1)               9.16           0.04             3.34             (0.10)            (0.35)           12.09            37.86
   1998(1)(2)           10.15           0.07            (1.06)               --                --             9.16            (9.75)
   1998(1)               9.67           0.17             0.77             (0.18)            (0.28)           10.15            10.21
   CLASS I
   2003*               $ 6.93          $  --           $(0.38)           $(0.02)           $   --           $ 6.53            (5.51)
   2002(3)               8.97           0.03            (2.07)               --                --             6.93           (22.74)
EMERGING MARKETS EQUITY FUND
   CLASS A
   2003*               $ 6.53          $0.01           $(0.06)           $   --            $   --           $ 6.48            (0.77)
   2002                  6.08           0.01             0.47             (0.03)               --             6.53             7.78
   2001                  9.19           0.04            (3.15)               --                --             6.08           (33.84)
   2000(1)               9.13          (0.05)            0.12             (0.01)               --             9.19             0.71
   1999                  6.17          (0.03)            3.00             (0.01)               --             9.13            48.23
   1998(2)              10.55           0.07            (4.45)               --                --             6.17           (41.52)
   1998                 12.87          (0.03)           (2.25)            (0.03)            (0.01)           10.55           (17.72)
INTERNATIONAL FIXED INCOME FUND
   CLASS A
   2003*               $11.00          $0.23            $0.79            $(0.33)           $(0.05)          $11.64             9.44%
   2002                 10.12           0.55             0.33                --                --            11.00             8.70
   2001                  9.81           0.33            (0.02)               --                --            10.12             3.16
   2000                 11.03           0.31            (1.35)            (0.18)               --             9.81            (9.58)
   1999                 11.89           0.30            (0.42)            (0.53)            (0.21)           11.03            (1.36)
   1998(2)              10.68           0.40             0.81                --                --            11.89            11.33
   1998                 10.53           0.23             0.11             (0.10)            (0.09)           10.68             3.23
EMERGING MARKETS DEBT FUND
   CLASS A
   2003*               $ 8.12          $0.45            $1.83             $(0.76)          $   --           $ 9.64            29.07%
   2002                  9.03           0.82            (0.56)             (0.99)           (0.18)            8.12             2.15
   2001                  9.51           0.94            (0.53)             (0.89)              --             9.03             4.69
   2000                  8.11           0.84             1.33              (0.77)              --             9.51            28.07
   1999                  6.83           0.84             1.19              (0.75)              --             8.11            31.15
   1998(2)              10.31          (0.11)           (3.37)               --                --             6.83           (33.75)
   1998(4)              10.00           0.56               --              (0.25)              --            10.31             5.64


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Ratio of Net
                                                                Ratio of Net             Ratio of             Investment
                                                                  Investment             Expenses          Income (Loss)
                                                   Ratio of           Income           to Average             to Average
                              Net Assets           Expenses           (Loss)           Net Assets             Net Assets   Portfolio
                           End of Period         to Average       to Average           (Excluding             (Excluding    Turnover
                            ($Thousands)         Net Assets       Net Assets             Waivers)               Waivers)        Rate
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
   CLASS A
   2003*                        1,831,618              1.28%            0.30%                1.32%                  0.26%        26%
   2002                         1,952,763              1.28             0.51                 1.29                   0.50         70
   2001                         2,365,245              1.28             0.36                 1.29                   0.35         91
   2000                         2,953,872              1.29++           0.79                 1.30                   0.78         73
   1999(1)                      1,844,459              1.28             0.39                 1.31                   0.36         61
   1998(1)(2)                     966,707              1.24             1.60                 1.31                   1.53         66
   1998(1)                        851,542              1.21             1.31                 1.30                   1.22         75
   CLASS I
   2003*                            1,091              1.53%            0.24%                1.57%                  0.20%        26%
   2002(3)                            639              1.53             0.61                 1.54                   0.60         70
EMERGING MARKETS EQUITY FUND
   CLASS A
   2003*                          670,284              1.95%            0.27%                2.18%                  0.04%        29%
   2002                           739,880              1.95             0.08                 2.14                  (0.11)       109
   2001                         1,010,428              1.95             0.54                 2.13                   0.36        126
   2000(1)                      1,285,033              1.96            (0.46)                2.12                  (0.62)       110
   1999                           866,911              1.95            (0.35)                2.14                  (0.54)       129
   1998(2)                        498,470              1.95             1.51                 2.24                   1.22         46
   1998                           509,748              1.95            (0.12)                2.36                  (0.53)        76
INTERNATIONAL FIXED INCOME FUND
   CLASS A
   2003*                          821,437              1.00%            2.79%                1.07%                  2.72%        61%
   2002                           878,082              1.00             2.72                 1.07                   2.65        339
   2001                         1,198,644              1.00             3.13                 1.06                   3.07        235
   2000                         1,105,584              1.00             3.17                 1.11                   3.06        190
   1999                           809,440              1.00             2.97                 1.22                   2.75        278
   1998(2)                        533,800              1.00             3.61                 1.21                   3.40        112
   1998                           408,974              1.00             3.92                 1.24                   3.68        280
EMERGING MARKETS DEBT FUND
   CLASS A
   2003*                          513,890              1.35%           10.04%                1.80%                  9.59%        74%
   2002                           422,130              1.35             8.80                 1.79                   8.36        140
   2001                           458,950              1.35            10.06                 1.78                   9.63        196
   2000                           490,554              1.35            10.67                 1.80                  10.22        227
   1999                           283,993              1.35            12.27                 1.82                  11.80        184
   1998(2)                        162,938              1.35            10.28                 1.84                   9.79        186
   1998(4)                        154,284              1.35             8.05                 1.94                   7.46        269

 *  For the six month period ended March 31, 2003 (Unaudited). All ratios for the period have been annualized.
 +  Returns are for the period indicated and have not been annualized. Total returns do not reflect applicable sales load. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
++  The ratio of expenses to average net assets, excluding interest expense, is 1.28% for the year ended September 30, 2000.
(1) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(2) For the seven month period ended September 30, 1998. All ratios for the period have been annualized. Prior to September 30,
    1998, the fiscal year end of the Trust was February 28 or 29.
(3) The International Equity Fund Class I shares were offered beginning January 4, 2002. All ratios for the period have been annualized.
(4) The Emerging Markets Debt Class A shares were offered beginning June 29, 1997. All ratios for the period have been annualized.
    Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2003   19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Notes to Financial Statements

1. ORGANIZATION

SEI Institutional International Trust, (the "Trust"), was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988. The operations of the Trust commenced on December 20, 1989.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four funds: the International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund (together the "Funds"). The Trust's prospectuses provide a description of each Fund's investment objectives, policies, and strategies. The Trust is registered to offer Class A shares of each of the Funds and the International Equity Fund is registered to offer Class Ishares. Effective January 31, 2001 the Class D shares of the International Equity Fund were fully liquidated.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investment securities that are listed on a securities exchange for which market quotations are readily available are valued by an independent pricing service (the "Pricing Service") at the last quoted sales price for such securities, or if there is not such reported sale on the valuation date, at the most recently quoted bid price. The Pricing Service may also use a matrix system to determine valuations of debt obligations. The Pricing Service considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the Pricing Service and its valuations are reviewed by the Officers of the Trust under the general supervision of the Trustees. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations purchased with sixty days or less remaining until maturity are valued at amortized cost, which approximates market value. Other securities for which market quotations are not readily available or securities whose market quotations do not reflect market value are fair valued using good faith pricing procedures approved by the Board of Trustees.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Trust require that the market value of the collateral to cover principal and interest, including accrued interest thereon, is sufficient in the event of default by the counterparty.

The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient to cover principal and interest in the event of default by the counterparty of the repurchase agreement.

If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following bases: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

For foreign equity securities, the Funds do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. For foreign debt obligations, the Funds do isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

--------------------------------------------------------------------------------
20   SEI Institutional International Trust / Semi-Annual Report / March 31, 2003

The Funds do isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations for Federal income tax purposes.

The Funds report gains and losses on foreign currency-related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes.

FUTURES CONTRACTS -- The International Equity Fund and the International Fixed Income Fund utilized futures contracts during the year ended March 31, 2003. The Funds' investment in these futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices.

Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are "marked-to-market" daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the value of the contract may not directly correlate with changes in the value of the underlying securities, and that the counterparty to a contract may default on its obligation to perform.

EQUITY-LINKED WARRANTS -- The International Equity and Emerging Markets Equity Funds each may invest in equity-linked warrants. The Fund purchases the equity-linked warrants from a broker, who in turn purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the Fund exercises its call and closes its position, the shares are sold and the warrant redeemed with the proceeds. Each warrant represents one share of the underlying stock, therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock, less transaction costs. In addition to the market risk of the underlying holding, the Fund bears additional counterparty risk to the issuing broker. There is currently no active trading market for equity-linked warrants.

OPTION SELLING/PURCHASING -- The Funds may invest in financial options contracts solely for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

CLASSES -- Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

DISTRIBUTIONS -- Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

OTHER -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific-interest method, which approximates the effective interest method. Dividend income is recognized on the ex-dividend date and interest income is recognized using the accrual method.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2003   21

3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS

SEI Investments Fund Management (the "Manager") and the Trust are parties to a management agreement dated September 16, 2002, under which the Manager provides management, administrative and shareholder services to the Trust for an annual fee equal to 0.45% of the average daily net assets of the International Equity Fund, 0.60% of the average daily net assets of the International Fixed Income Fund, and 0.65% of the average daily net assets of the Emerging Markets Equity and Emerging Markets Debt Funds. The Manager has voluntarily agreed to waive all or a portion of its fees and, if necessary, reimburse other operating expenses in order to limit the operating expenses of each Fund.

SEI Investments Management Corporation ("SIMC") acts as the investment adviser for the International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds. Under the Investment Advisory Agreement, SIMC receives an annual fee of 0.505% of the average daily net assets of the International Equity Fund, 1.05% of the average daily net assets of the Emerging Markets Equity Fund, 0.15% of the average daily net assets of the International Fixed Income Fund, and 0.85% of the average daily net assets of the Emerging Markets Debt Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and, if necessary, reimburse other operating expenses in order to limit the operating expenses of each fund.

SIMC has entered into investment sub-advisory agreements with the following parties:

--------------------------------------------------------------------------------
                                                                        Date of
Investment Sub-Adviser                                                Agreement
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
BlackRock International, Ltd.                                          12/13/99
Capital Guardian Trust Company                                         06/10/98
Jardine Fleming International
   Management, Inc.                                                    10/11/00
Martin Currie, Inc.                                                    09/28/00
Morgan Stanley Investment
   Management, Inc.                                                    10/01/01
Oechsle International
   Advisors, LLC                                                       06/22/99
EMERGING MARKETS EQUITY FUND
Alliance Capital Management, L.P.                                      06/26/02
Emerging Markets Management, LLC                                       03/11/03
Lloyd George Investment Management
   (Bermuda) Ltd.                                                      09/16/02
The Boston Company Asset
   Management, LLC                                                     09/18/00
INTERNATIONAL FIXED INCOME FUND
Fischer Francis Trees and Watts                                        12/17/02
EMERGING MARKETS DEBT FUND
Ashmore Investment Management                                          03/17/03
Salomon Brothers Asset
   Management, Inc.                                                    06/30/97


SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, serves as each Fund's distributor pursuant to a distribution agreement with the Trust. The Trust adopted a shareholder servicing plan for Class I and Class A Shares (the "Shareholder Servicing Plans") pursuant to which a shareholder servicing fee of up to 0.25% of the average daily net assets attributable to the Class A and Class I shares are paid to the Distributor. Under the Shareholder Servicing Plans, the Distributor may perform, or may compensate other service providers for performing certain shareholder and administrative services. The Distributor has voluntarily agreed to waive all or a portion of its fees in order to limit the operating expenses of each Fund. In addition to the Shareholder Servicing Plans, the Class I Shares have adopted an Administrative Service Plan that provides for administrative service fees payable to the Distributor of up to 0.25% of the average daily net assets attributable to the Class I Shares.

The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

For the six month period ended March 31, 2003, the Distributor received the following commissions (000):

-------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
International Equity Fund                                                $1,966
Emerging Markets Equity Fund                                              1,200

For the six month period ended March 31, 2003, the Funds paid commissions to affiliated broker-dealers as follows:

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
International Equity Fund                                              $294,623
Emerging Markets Equity Fund                                              3,880

Under both the Shareholder Servicing Plans and Administrative Service Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.

For the six month period ended March 31, 2003, the Distributor retained 100% of both Shareholder Servicing fees less the waiver, and Administration Servicing fees.


--------------------------------------------------------------------------------
22   SEI Institutional International Trust / Semi-Annual Report / March 31, 2003

Certain Officers and/or Trustees of the Trust are also Officers and/or Directors of the Manager. Compensation of affiliated Officers and Trustees is paid by the Manager.

The International Equity and Emerging Markets Equity Funds use the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Such commissions for the six month period ended March 31, 2003 were $12,700 and $6,019, respectively.

4. FORWARD FOREIGN CURRENCY CONTRACTS

The Funds enter into forward foreign currency exchange contracts as hedges against fund positions and anticipated fund positions. Such contracts, which are designed to protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

The following forward foreign currency contracts were outstanding at March 31, 2003:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Unrealized
          Maturity                        Currency to                          Currency to  Contract Value  Appreciation/
            Date                              Deliver                              Receive          (in $) (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
International Equity Fund:
04/01/03 - 04/02/03           USD             534,550                 EUR          499,262        $544,795        $10,245
04/03/03                      USD             211,864                 JPY       25,018,780         210,996           (868)
04/02/03 - 04/03/03           USD             176,492                 SEK        1,503,528         177,323            831
04/01/03 - 04/02/03           JPY          64,571,971                 USD          538,702         544,544         (5,842)
04/01/03 - 04/03/03           EUR           5,166,951                 USD        5,605,127       5,638,163        (33,036)
04/02/03                      EUR             786,761                 CHF        1,161,339         859,328            814
04/01/03 - 04/02/03           SEK          14,001,704                 EUR        1,513,918       1,651,987            638
04/01/03                      CHF             813,284                 EUR          550,707         600,931           (855)
04/01/03 - 04/02/03           GBP             125,649                 USD          196,870         198,607         (1,737)
                                                                                              ------------     ----------
                                                                                               $10,426,674       $(29,810)
                                                                                              ============     ==========


International Fixed Income Fund:
05/20/03                      USD          15,865,361                 AUD       27,114,891      16,306,462        441,101
05/20/03                      USD          25,528,777                 CAD       38,969,656      26,427,687        898,910
05/20/03                      USD           5,220,000                 CHF        7,061,994       5,234,667         14,667
05/20/03                      USD         162,220,066                 EUR      150,115,095     163,491,848      1,271,782
05/20/03                      GBP           8,940,000                 EUR       13,196,351      14,372,277        285,405
05/20/03                      JPY       1,146,643,920                 EUR        9,120,000       9,932,683        244,834
05/20/03                      PZL          60,000,000                 EUR       13,734,063      14,957,905        427,827
05/20/03                      USD           8,570,321                 GBP        5,444,585       8,579,102          8,781
05/20/03                      EUR          25,145,586                 GBP       17,280,000      27,228,317       (157,992)
05/20/03                      USD         210,530,929                 JPY   25,173,741,798     212,689,747      2,158,818
05/20/03                      EUR           7,570,023                 JPY      959,999,999       8,110,918       (133,669)

Currency Legend
AUD   Australian Dollar        DKK    Danish Krone              JPY   Japanese Yen              SEK       Swedish Krona
CAD   Canadian Dollar          EUR    Euro                      NZD   New Zealand Dollar        USD       U.S. Dollar
CHF   Swiss Franc              GBP    British Pound Sterling    PZL   Polish Zloty



--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2003   23

The following forward foreign currency contracts were outstanding at March 31, 2003 (Continued):
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Unrealized
          Maturity                        Currency to                          Currency to  Contract Value   Appreciation/
            Date                              Deliver                              Receive          (in $)  (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
International Fixed Income Fund (Continued):
05/20/03                      GBP           9,140,000                 SEK      127,079,727      14,945,053        543,038
05/20/03                      PZL          24,747,159                 USD        6,264,628       5,992,969        271,659
04/01/03 - 05/20/2003         EUR         162,664,777                 USD      174,734,666     177,166,242     (2,431,576)
05/20/03                      CAD          29,658,083                 USD       19,760,000      20,112,944       (352,944)
05/20/03                      DKK          44,317,916                 USD        6,447,180       6,501,147        (53,967)
05/20/03                      SEK         161,783,022                 USD       18,896,541      19,026,291       (129,750)
05/20/03                      JPY       2,342,007,360                 USD       19,600,000      19,787,323       (187,323)
05/20/03                      NZD          13,981,431                 USD        7,478,178       7,698,566       (220,388)
05/20/03                      CHF           6,941,312                 USD        5,080,000       5,145,212        (65,212)
05/20/03                      AUD          21,234,796                 USD       12,550,000      12,770,267       (220,267)
04/02/03                      DKK           3,740,000                 EUR          503,622         549,553              5
                                                                                              ------------     ----------
                                                                                              $797,027,180     $2,613,739
                                                                                              ============     ==========
Currency Legend
AUD   Australian Dollar        DKK    Danish Krone              JPY   Japanese Yen              SEK       Swedish Krona
CAD   Canadian Dollar          EUR    Euro                      NZD   New Zealand Dollar        USD       U.S. Dollar
CHF   Swiss Franc              GBP    British Pound Sterling    PZL   Polish Zloty

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, during the six month period ended March 31, 2003, were as follows:
--------------------------------------------------------------------------------
                                            Purchases                     Sales
                                        ($ Thousands)             ($ Thousands)
--------------------------------------------------------------------------------
International Equity Fund
    US Gov't                                 $     --                  $     --
    Other                                     508,630                   531,821
Emerging Markets Equity Fund
    US Gov't                                 $     --                  $     --
    Other                                     207,745                   262,219
International Fixed Income Fund
    US Gov't                                 $     --                  $     --
    Other                                     390,807                   476,556
Emerging Markets Debt Fund
    US Gov't                                 $ 46,826                  $ 46,212
    Other                                     226,165                   222,594

6. FEDERAL TAX INFORMATION:

Each Fund is classified as a separate taxable entity for Federal income tax purposes. Each Fund intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustment are made to the appropriate equity accounts in the period that the differences arise.


--------------------------------------------------------------------------------
24   SEI Institutional International Trust / Semi-Annual Report / March 31, 2003

The Funds had capital loss carryforwards at September 30, 2002 as follows ($ Thousands):
--------------------------------------------------------------------------------

                               Expires       Expires       Expires      Expires
                                  2010          2009          2007         2006
--------------------------------------------------------------------------------
International Equity
  Fund                        $479,151       $    --       $    --      $    --
Emerging Markets
  Equity Fund                  191,077        26,548        28,692       96,312
Emerging Markets
  Debt Fund                      3,312            --            --           --

Amounts in tables above designated as "--" are either $0 or have been rounded to $0.

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

For Federal income tax purposes, the cost of securities owned at March 31, 2003 and the net realized gains or losses on securities sold for the year then ended were different from the amounts reported for financial reporting purposes due to wash sales and unrealized gains on passive foreign investment companies held by the Funds. The Federal tax cost, aggregate gross unrealized appreciation and depreciation at March 31, 2003 for each Fund is as follows (000):

--------------------------------------------------------------------------------
                                                                            Net
                                                                     Unrealized
                      Appreciated        Depreciated               Appreciation
                       Securities         Securities             (Depreciation)
                    ($ Thousands)      ($ Thousands)              ($ Thousands)
--------------------------------------------------------------------------------
International Equity
   Fund                   $39,862          $(487,496)                $(447,634)
Emerging Markets
   Equity Fund             38,784            (95,424)                  (56,640)*
International Fixed
   Income Fund             54,906               (401)                   54,505
Emerging Markets
   Debt Fund               40,843            (21,355)                   19,488
*Includes $445 accrued foreign capital gains taxes on appreciated securities.


7. FUTURES CONTRACTS

The following Funds had futures contracts open as of March 31, 2003:

--------------------------------------------------------------------------------
Contract            Number of           Market   Settlement          Unrealized
Description         Contracts            Value        Month         Gain/(Loss)
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
DJ Euro Stoxx Long       1085      $23,832,954    June 2003        $(1,701,963)
FT-SE 100 Index
  Long                    352       20,099,546    June 2003         (1,306,042)
Hang Seng Index Long       23        1,251,967   April 2003            (68,140)
SPI 200 Index Long        118        5,173,352    June 2003             13,457
Topix Index Long          236       15,513,746    June 2003           (634,730)
                                                                   ------------
                                                                   $(3,697,418)
                                                                   ============

--------------------------------------------------------------------------------
Contract              Number of        Market    Settlement          Unrealized
Description           Contracts         Value       Month            Gain/(Loss)
--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUND
Euro 2 Year Short
  Bond                    303      $35,116,595    June 2003            $ 54,663
Euro 5 Year Long
  Bond                    488       59,480,876    June 2003            (432,693)
Euro 5 Year Short
  Bond                    310       38,806,564    June 2003            (342,962)
                                                                      ----------
                                                                      $(720,992)
                                                                      ==========

8. INVESTMENT RISKS

Each Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The International Fixed Income Fund and Emerging Markets Debt Fund invest in debt securities, the market value of which may change in response to interest rate changes. Also, the ability of the issuers of debt securities held by the International Fixed Income Fund and Emerging Markets Debt Fund to meet their obligations may be affected by economic and political developments in a specific country, industry or region.


9. LOAN PARTICIPATIONS AND BRADY BONDS

The Emerging Markets Debt Fund (the "Fund") invests in U.S. dollar-denominated fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the sovereign borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with pur-




--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2003   25

Notes to Financial Statements (Unaudited) (concluded)


chasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

10. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments, such as floating rates, commercial paper, and private placements with an average weighted maturity date not to exceed 60 days and a maturity date not to exceed 397 days.



--------------------------------------------------------------------------------
26   SEI Institutional International Trust / Semi-Annual Report / March 31, 2003

Notes

Notes

Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco


OFFICERS
Edward D. Loughlin
President and CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant
SECRETARY

INVESTMENT ADVISER
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP



This semi-annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[Background Graphic Omitted]




[SEI Investments Logo Omitted]



SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-031 (03/03)